Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Roan Holdings Group Co., Ltd.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	25,287,851
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) amends the annual report on Form 20-F of Roan Holdings Group Co., Ltd. (“Roan”) for the year ended December 31, 2022, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 15, 2023 (the “Original Report”). This Amendment is being filed to amend the Original Report in its entirety. Among other things, this Amendment provides enhanced disclosure (a) about risks regarding Roan’s structure as a British Virgin Islands (“BVI”) holding company with operating companies in the People’s Republic of China (the “PRC”), (b) regarding Roan’s doing business in the PRC and being subject to PRC regulations and (c) regarding how Roan transfers cash between and among the Roan Group companies (as defined below).As required by Rule 12b-15 under the Exchange Act, as amended, new certifications by our principal executive officer and principal financial officer are being filed as Exhibits 12.3, 12.4, 13.3 and 13.4 to this Amendment. A new consent of our independent registered public accounting firm also is being filed as an exhibit hereto.This Amendment does not reflect events occurring after the filing of the Original Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Original Report. The filing of this Amendment should not be understood to mean that any statements contained in the Original Report, as amended by this Amendment, are true or complete as of any date subsequent to the original filing date of the Original Report. Unless otherwise stated herein, all disclosures referenced as being made “as of the date of this Annual Report” or similar language are speaking as of the date of the Original Report.
Entity Central Index Key	0001611852
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36664
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No. 1 Building
Entity Address, Address Line Two	5 Bailiantan Road
Entity Address, Address Line Three	Yuhang District,Hangzhou
Entity Address, City or Town	Zhejiang
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6413
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 1 Building
Entity Address, Address Line Two	5 Bailiantan Road
Entity Address, Address Line Three	Yuhang District,Hangzhou
Entity Address, City or Town	Zhejiang
Entity Address, Country	CN
Contact Personnel Name	Zhiyong Tang
City Area Code	+86
Local Phone Number	-571-8662-1775
Contact Personnel Email Address	Zhiyong.Tang@roanholdingsgroup.com
Entity Address, Postal Zip Code	0000
Ordinary Shares, no par value
Document Information Line Items
Trading Symbol	RAHGF
Title of 12(g) Security	Ordinary Shares, no par value
Security Exchange Name	NONE
Warrants
Document Information Line Items
Trading Symbol	RONWF
Title of 12(g) Security	Warrants
Security Exchange Name	NONE